SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2014
Summary Of Significant Accounting Policies Tables
Foreign currency translation
	September 30, 2014	September 30, 2013	September 30, 2012
Year end CAD : USD exchange rate	0.8964	0.9705	1.017
Average Yearly CAD : USD exchange rate	0.9239	0.8747	0.9928
Year end RMB : USD exchange rate	0.1625	0.1626	N/A
Average Yearly RMB : USD exchange rate	0.1629	0.1616	N/A

Property plant and equipment
Furniture and Fixtures	5 - 7 years
Machinery and Equipment	3 - 7 years